GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period		¥ 60,353	¥ 73,166
Goodwill recognized during the period		960	20,911
Goodwill disposed during the period		(290)
Goodwill, Impairment Loss		(35,313)	(33,724)
Balance at the end of the period	$ 3,940	¥ 25,710	60,353
Growth rate
Changes in the carrying amount of goodwill by segment
Terminal growth rate (as a percent)	3.00%	3.00%
Minimum | Discount rate
Changes in the carrying amount of goodwill by segment
Discount rate (as a percent)	15.00%	15.00%
Maximum | Discount rate
Changes in the carrying amount of goodwill by segment
Discount rate (as a percent)	16.00%	16.00%
K-12 Schools [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period		¥ 25,710	25,710
Balance at the end of the period		25,710	25,710
CP&CE Programs
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period		34,643	47,456
Goodwill recognized during the period		960	20,911
Goodwill disposed during the period		(290)
Goodwill, Impairment Loss		¥ (35,313)	(33,724)
Balance at the end of the period			¥ 34,643